Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues | ¥					¥ 6,210,181
Total net revenues		¥ 8,420,751	$ 1,209,565	¥ 7,233,151
Cost of revenues (including related party transactions of RMB13,418, RMB24,771 and RMB41,591 (US$5,974) for the years ended December 31, 2017, 2018 and 2019, respectively)	[1]	(960,292)	(137,937)	(820,288)	(1,358,685)
Gross profit		7,460,459	1,071,628	6,412,863	4,851,496
Operating expenses:
Sales and marketing expenses		(3,093,345)	(444,331)	(2,435,236)	(1,647,519)
General and administrative expenses (including provision for doubtful accounts of RMB1,110, RMB2,215 and RMB36,676 (US$5,268) for the years ended December 31, 2017, 2018 and 2019, respectively)		(317,967)	(45,673)	(314,846)	(281,951)
Product development expenses		(1,291,054)	(185,448)	(1,135,247)	(878,773)
Total Operating expenses (including related party transactions of RMB44,446, RMB74,302 and RMB67,810 (US$9,741) for the years ended December 31, 2017, 2018 and 2019, respectively)		(4,702,366)	(675,452)	(3,885,329)	(2,808,243)
Other income, net		477,699	68,617	341,391	8,577
Operating profit		3,235,792	464,793	2,868,925	2,051,830
Interest income (including related party transactions of RMB35,049, RMB50,968 and RMB47,459 (US$6,817) for the years ended December 31, 2017, 2018 and 2019, respectively)		469,971	67,507	358,811	220,282
(Loss)/earnings from equity method investments		685	98	24,702	(10,571)
Fair value change of other non-current assets		(5,442)	(782)	(11,017)	0
Income before income taxes		3,701,006	531,616	3,241,421	2,261,541
Income tax expense		(500,361)	(71,872)	(377,890)	(267,082)
Net income		3,200,645	459,744	2,863,531	1,994,459
Net loss/(income) attributable to noncontrolling interests		(679)	(98)	7,484	7,160
Net income attributable to Autohome Inc.		¥ 3,199,966	$ 459,646	¥ 2,871,015	¥ 2,001,619
Earnings per share for ordinary shares:
Basic | (per share)		¥ 26.99	$ 3.88	¥ 24.40	¥ 17.20
Diluted | (per share)		¥ 26.77	$ 3.85	¥ 24.08	¥ 16.95
Weighted average number of shares used to compute earnings per share attributable to common stockholders:
Basic | shares		118,582,096	118,582,096	117,671,971	116,379,846
Diluted | shares		119,515,247	119,515,247	119,235,379	118,058,856
Net income		¥ 3,200,645	$ 459,744	¥ 2,863,531	¥ 1,994,459
Other comprehensive (loss)/income, net of tax of nil
Foreign currency translation adjustments		20,040	2,879	58,421	(55,055)
Comprehensive income		3,220,685	462,623	2,921,952	1,939,404
Comprehensive loss/(income) attributable to noncontrolling interests		(679)	(98)	7,484	7,160
Comprehensive income attributable to Autohome Inc.		¥ 3,220,006	$ 462,525	¥ 2,929,436	¥ 1,946,564
Common Class A And B [Member]
Weighted average number of shares used to compute earnings per share attributable to common stockholders:
Basic | shares		118,582,096	118,582,096	117,671,971	116,379,846
Diluted | shares		119,515,247	119,515,247	119,235,379	118,058,856
Media Services [Member]
Net revenues:
Total net revenues | ¥					¥ 3,065,832
Total net revenues		¥ 3,653,767	$ 524,831	¥ 3,508,254
Leads Generation Services [Member]
Net revenues:
Total net revenues | ¥					2,615,998
Total net revenues		3,275,544	470,502	2,870,996
Online Marketplace And Other Service [Member]
Net revenues:
Total net revenues | ¥					¥ 528,351
Total net revenues		¥ 1,491,440	$ 214,232	¥ 853,901

[1]	Write-down of inventories and prepayment for vehicle purchase cost of RMB1,483, nil and nil was included in cost of sales for the years ended December 31, 2017, 2018 and 2019, respectively.